KEY MANAGEMENT COMPENSATION (Disclosure of Key Management Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Key Management Compensation [Abstract]
Employee salaries and benefits	$ 2,340	$ 1,699
Share-based payments	2,569	2,041
Total key management compensation expense	$ 4,909	$ 3,740